Derivative Financial Instruments	3 Months Ended
Mar. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 9. Derivative Financial Instruments

We record all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, including forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. We may enter into derivative contracts that are intended to economically hedge certain risks, even though hedge accounting does not apply or we elect not to apply hedge accounting.

Risk Management Objective of Using Derivatives

We are exposed to certain risks arising from both our business operations and economic conditions and principally manage our exposures to these risks through management of our core business activities. Certain of our foreign operations expose us to fluctuations of exchange rates that may impact revenues, expenses, cash receipts and payments. We enter into derivative financial instruments to protect the value or fix the amount of certain cash flows in terms of the functional currency of the business unit with that exposure.

Cash Flow Hedges of Foreign Exchange Risk

We are exposed to fluctuations in various foreign currencies against our functional currencies. We use foreign currency derivatives including currency forward agreements to manage our exposure to fluctuations in the various exchange rates. Currency forward agreements involve fixing the foreign currency exchange rate for delivery of a specified amount of foreign currency on a specified date.

Beginning in 2012, certain business units within our segments with exposure to foreign currency exchange risks have designated certain currency forward agreements as cash flow hedges of forecasted inventory purchases and sales. The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges of foreign exchange risk is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivative is recognized directly in selling, general and administrative expenses. Our policy is to de – designate cash flow hedges at the time forecasted transactions are recognized as assets or liabilities on the balance sheet and report subsequent changes in fair value through selling, general and administrative expenses where the gain or loss due to movements in currency rates on the underlying asset or liability is revalued. If it becomes probable that the originally – forecasted transaction will not occur, the gain or loss related to the hedge recorded within accumulated other comprehensive income is recognized into net income.

Listed in the table below are the outstanding foreign currency derivatives that were used to hedge foreign exchange risks as of March 31, 2012.

(in millions; except number of instruments)

Foreign Currency Derivative	Number of Instruments	Notional Sold	Sell Notional Currency	Notional Purchased	Buy Notional Currency
Buy PLN/ Sell EUR forward	8	10.4	EUR	46.0	PLN
Buy HUF/ Sell EUR forward	8	4.4	EUR	1383.0	HUF
Sell CAD/ Buy SEK forward	13	14.3	CAD	97.3	SEK
Sell EUR/ Buy SEK forward	10	25.5	EUR	226.9	SEK
Sell USD/ Buy SEK forward	24	47.0	USD	325.8	SEK
Sell AUD/ Buy SEK forward	11	12.4	AUD	87.3	SEK

The fair values of our foreign exchange contracts were as follows:

(in millions)	March 31, 2012
Derivatives designated as hedging instruments
Assets
Other current assets	$4

Total fair value	$4

The tables below present the effect of our derivative financial instruments on the Condensed Consolidated and Combined Statements of Income and Comprehensive Income.

	Three Months Ended March 31,
(in millions)	2012	2011
Derivatives in Cash Flow Hedging Relationships Foreign Exchange Contracts
Amount of gain (loss) recognized in OCI on derivative (1)	$4	$—
Amount of gain (loss) reclassified from OCI into net income (1)	$—	$—
Amount of gain (loss) recognized in net income on derivative (2)	$—	$—

(1)	Effective portion
(2)	Ineffective portion and amount excluded from effectiveness testing

As of March 31, 2012, $4 million of the net unrealized gains on cash flow hedges is expected to be reclassified into earnings in the next 12 months. The ineffective portion of the change in fair value of a cash flow hedge recognized immediately in selling, general and administrative expenses in the Condensed Consolidated and Combined Income Statements and, for the three months ended March 31, 2012 was not material.